Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2020
Shareholders' equity
Schedule of capital

	December 31, 2020		December 31, 2019
	Shares	%	Shares	%
Founding shareholders	25,291,783	13.35%	26,982,764	14.24%
Stones Participações S.A.	21,580,000	11.39%	—	—
Morgan Stanley	13,417,368	7.10%	—	—
GIC Private Limited.	—	—	18,900,432	9.98%
Absolute Gestão de Investimentos Ltda	9,703,700	5.12%	—	—
Genesis Asset Managers	—	—	10,124,454	5.35%
BlackRock Inc.	—	—	9,950,316	5.25%
Treasury shares	13,715,737	7.24%	9,869,772	5.21%
Other	105,700,372	55.80%	113,581,222	59.97%
	189,408,960	100%	189,408,960	100%

Capital	645,447		645,447

Schedule of capital reserve

The capital reserve is set up as follows:

	12/31/2020	12/31/2019
Goodwill in capital subscription (a)	1,222,025	1,222,025
Profit or Loss on the Sale of Treasury Shares	(4,592)	—
Stock option plan (Note 29)	32,278	39,737
Expenditures with issuance of shares (b)	(96,157)	(96,157)
	1,153,554	1,165,605
(a)

In compliance with 6,404/76, the issue price of the shares without par value may be allocated as part of the capital reserve. On September 26, 2019, based on the global offering of shares, there was a goodwill on capital subscription of R$682,454.

(b)	In conformity with Pronouncement IFRS 9 – Financial instruments, transaction costs incurred on funding through issuance of new shares were recorded separately as a reduction to shareholders' equity.